BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2021	2022
	$	$
Short-term borrowings related to project assets (1)	474,555	333,521
Other short-term borrowings	1,118,315	1,110,295
Subtotal for short-term borrowings	1,592,870	1,443,816
Long-term borrowings related to project assets	327,216	318,987
Other long-term borrowings	196,418	494,419
Subtotal for long-term borrowings	523,634	813,406
Total	2,116,504	2,257,222
(1)	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

2023	$1,443,816
2024	639,862
2025	83,615
2026	31,775
2027	22,475
Thereafter	35,679
Total	$2,257,222

Schedule of weighted average effective interest rates on borrowings

	At December 31,	At December 31,
	2021	2022
Short-term borrowings	3.0%	5.3%
Long-term borrowings	3.5%	4.1%

Schedule of interest incurred

	Years Ended December 31,
	2020	2021	2022
	$	$	$
Interest capitalized — project assets	10,197	17,316	26,439
Interest capitalized — solar power systems, net	—	—	18,666
Interest capitalized — property, plant and equipment	154	—	—
Interest expense	71,874	58,153	74,266
Total interest incurred	82,225	75,469	119,371